RESTRICTED CASH, CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH, CASH AND CASH EQUIVALENTS	RESTRICTED CASH, CASH AND CASH EQUIVALENTS

Amounts in US$ ‘000	2021	2020
Restricted cash (non-current)	812	510
Restricted cash (current)	227	995
Cash and cash equivalents	191,924	205,159
Total restricted cash, cash and cash equivalents	192,963	206,664

Cash and cash equivalents comprises of cash and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, except for restricted cash, which amounts to US$1.0 million in 2021 (2020: US$1.5 million). Restricted cash includes the value of banker’s guarantees issued with respect to (potential) commitments towards third parties which is considered to be of a short-term nature. Furthermore, restricted cash includes a deposit for rent which is considered long-term.
As such, although temporarily restricted, the Company can access the current portion of this cash if necessary. For purposes of the cash flow statements all restricted cash is not considered as ''cash and cash equivalents''.